Share Capital, Share Premium and Reserves - Movement in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [Line Items]
Beginning balance	₩ (163,446)	₩ (203,021)	₩ (300,968)
Change in reserves	700,588	39,575	97,947
Ending balance	537,142	(163,446)	(203,021)
Loss on valuation of derivatives [member]
Disclosure of reserves within equity [Line Items]
Change in reserves	(9,227)
Ending balance	(9,227)
Foreign currency translation differences for foreign operations [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(138,667)	(178,452)	(272,474)
Change in reserves	(705,318)	39,785	94,022
Ending balance	566,651	(138,667)	(178,452)
Amount recognized in other comprehensive income loss from associates excluding remeasurements [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(24,779)	(24,569)	(28,494)
Change in reserves	4,497	(210)	3,925
Ending balance	₩ (20,282)	₩ (24,779)	₩ (24,569)